Inventories (Tables)	12 Months Ended
Mar. 31, 2024
Classes of current inventories [abstract]
Summary of Inventories

	As at March 31,
	2023	2024	2024
	(INR)	(INR)	(USD)
Consumables and spares	933	1,506	18
Emission reduction certificates	261	183	2
Total	1,194	1,689	20